Filed Pursuant to 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-30810

State Street Institutional U.S. Government Money Market Fund

Institutional Class (SAHXX) Administration Class (SALXX) Investment Class (GVVXX)

Investor Class (SAMXX) Premier Class (GVMXX) Opportunity Class (OPGXX)

Select Class (GVSXX) Class G (SSOXX) Bancroft Capital Class (VTGXX)

Blaylock Van Class (BUYXX) Cabrera Capital Markets Class (CAHXX)

State Street Institutional Treasury Money Market Fund

Institutional Class (SSJXX) Administration Class (SSKXX) Investment Class (TRVXX)

Investor Class (SSNXX) Premier Class (TRIXX) Select Class (TYSXX)

Bancroft Capital Class (VTTXX) Cabrera Capital Markets Class (CSJXX) Opportunity Class (OPRXX)

State Street Institutional Treasury Plus Money Market Fund

Institutional Class (SAJXX) Administration Class (SSQXX) Investment Class (TPVXX)

Investor Class (SAEXX) Premier Class (TPIXX) Select Class (TPSXX)

Trust Class (TPLXX) Bancroft Capital Class (VTLXX)

Cabrera Capital Markets Class (CAJXX) Blaylock Van Class (BVYXX) Opportunity Class (OPTXX)

State Street Treasury Obligations Money Market Fund

(TAQXX)

Supplement dated February 23, 2024 to each of the above listed funds’

prospectuses, each dated April 30, 2023

as may be supplemented and/or revised from time to time

1.

Effective immediately, in the State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”), State Street Institutional Treasury Money Market Fund (the “Treasury Fund”), and the State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund”) prospectuses, the paragraph titled “Money Market Risk” in the section titled “Additional Information About Investment Objectives, Principal Strategies and Risks – Additional Information about Risks” is hereby restated as follows:

Money Market Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund’s share price to fall below $1.00. It is possible that a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund’s portfolio per share is more or less than $1.00. Rule 2a-7 as adopted by the SEC permits a money market fund to impose a liquidity fee upon the sale of fund shares under certain circumstances, however the Treasury Fund, Treasury Plus Fund and U.S. Government Fund are all government money market funds that have not elected to be subject to the liquidity fee provision of Rule 2a-7. None of State Street Corporation, State Street, State Street Global Advisors, SSGA FM or their affiliates (collectively, the “State Street Entities”) guarantee the value of an investment in a money market fund at $1.00 per share. Investors should have no expectation of capital support to a money market fund from the State Street Entities.

2.

Effective immediately, in the State Street Treasury Obligations Money Market Fund (the “Treasury Obligations Fund”) prospectus, the paragraph titled “Money Market Risk” in the section titled “Additional Information About Investment Objectives, Principal Strategies and Risks – Additional Information about Risks” is hereby restated as follows:

Money Market Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund’s share price to fall below $1.00. It is possible that a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund’s portfolio per share is more or less than $1.00. Rule 2a-7 as adopted by the SEC permits a money market fund to impose a liquidity fee upon the sale of fund shares under certain circumstances, however the Treasury Obligations Fund is a government money market fund that has not elected to be subject to the liquidity fee provision of Rule 2a-7. None of State Street Corporation, State Street, State Street Global Advisors, SSGA FM or their affiliates (collectively, the “State Street Entities”) guarantee the value of an investment in a money market fund at $1.00 per share. Investors should have no expectation of capital support to a money market fund from the State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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